Schedule of Equipment (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 10,569	$ 9,285	$ 5,822
Less: accumulated depreciation	(3,595)	(2,382)	(331)
Equipment, net	6,974	6,903	5,491
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	10,541	9,257	5,822
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 28	$ 28